Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts		1,257	1,691
Common stock, par value		0.027	0.027
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000
Common stock, shares issued	38,007,770	38,007,770	37,815,292
Common stock, shares outstanding	38,007,770	38,007,770	37,815,292
Treasury stock, shares	3,900	3,900	3,900